Short-term Investments	12 Months Ended
Dec. 31, 2011
Short-term Investments [Abstract]
Short-term Investments
4.	Short-term Investments

Nucor's short-term investments held as of December 31, 2011 and 2010 consisted of certificates of deposit (CDs), corporate debt, Federal Home Loan Bank (FHLB) obligations and variable rate demand notes (VRDNs), and are all classified as available-for-sale. The investments in corporate debt are debt securities issued by a financial institution that management believes has low credit risk. FHLB consolidated obligations carry high credit ratings from both Moody's and Standard & Poor's. VRDNs are variable rate bonds tied to short-term interest rates with stated original maturities in excess of 90 days. All of the VRDNs in which Nucor invests are secured by a direct-pay letter of credit issued by financial institutions with low credit risk. Nucor can receive the principal invested and interest accrued thereon no later than seven days after notifying the financial institution that Nucor elects to tender the VRDNs. The interest rate on the CDs and the coupon rates on the corporate debt and FHLBs are fixed at inception, and the VRDNs trade at par value. No realized or unrealized gains or losses were incurred in 2011, 2010 or 2009.

The following is a summary of the short-term investments held at December 31, 2011 and 2010:

	(In thousands)
	December 31,
	2011	2010

Certificates of deposit	$775,000	$800,363
Corporate debt	103,506	—
Federal Home Loan Bank obligations	185,500	—
Variable rate demand notes	298,635	353,260

	$1,362,641	$1,153,623

Aggregate contractual maturities of Nucor's short-term investments are $1,064.0 million in 2012 and $298.6 million in 2027 and thereafter.